Subsequent Events (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 16, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Common stock subject to possible redemption (in Shares)		17,250,000	17,250,000	15,000,000
Common stock outstanding (in Shares)		4,312,500	4,312,500	4,312,500
Founder shares (in Shares)		1,088,813
Held in trust account		$ 176,009,525	$ 174,266,206	$ 151,500,000
Sponsors issued and outstanding, Percentage		75.80%
Amendment to sponsor support agreement, Description		subject a total of 444,500 founder shares (the “Sponsors’ Earnout Shares”) held by the Sponsors to vesting over a five-year period, such that four equal portions of the Sponsors’ Earnout Shares will vest when the volume weighted average price (the “VWAP”) of the Company’s common stock (the “Common Stock”) post-business combination is over $12.00, $15.00, $20.00 and $25.00, respectively, for any 40 trading days within any 60 trading day period within five years after the closing of the business combination;• subject any vested founder shares (initially an aggregate of 2,689,187 shares) held by Sponsors to an 18-month lockup period; and• waive any adjustment of the exercise price of the private placement warrants held by the Sponsors pursuant to Section 4.4.2 of the Company’s warrant agreement, dated as of December 23, 2020 (the “Warrant Agreement”).
Aggregate shares of common stock		$ 7,667,437
Aggregate consideration value		$ 60,000,000
Amended and restated, Description		$6.9 million, were entered into by current Presto investors and directors and officers. The remaining Equity Subscription Agreements representing a total investment of $53.1 million were entered into with investors that are unaffiliated with the Company, its Sponsors, Presto or any of their affiliates, which includes a $50 million investment from an entity affiliated with Cleveland Avenue, LLC (“Cleveland Avenue”) at an effective price per share of $7.14. The effective price per share of Cleveland Avenue’s investment takes into account (i) the subscription of 6,593,687 shares of Common Stock for an aggregate purchase price of $50 million and (ii) the transfer of 406,313 Founder Shares by the Sponsors to Cleveland Avenue for nominal consideration. As a result, the exercise price of Ventoux’s public warrants will be reduced from $11.50 per share to $8.21 per share pursuant to the Warrant Agreement.
Subsequent event, Description		• decrease the aggregate principal amount of convertible notes (the “Notes”) from $55 million to $25 million;• increase the warrants issuable to the Note Investor from 1,000,000 warrants to 1,500,000 warrants (the “Note Financing Warrants”);• amend the conversion terms of the Note such that the Notes are initially convertible into Common Stock at a price equal to $11.50;• in addition to the other closing conditions set forth therein, condition the closing of the transactions contemplated by the Amended and Restated Convertible Note Subscription Agreement to the Company having cash and cash equivalents of $45 million;• increase the interest payable under the Notes to 20.0% per annum, of which 15.0% will be payable in cash and 5.0% will be payable in kind; and• increase the number of founder shares to be transferred from the Sponsors to the Note Investor from 300,000 founder shares to 600,000 founder shares.The Indenture governing the Notes will contain certain customary negative covenants, including limitations on indebtedness, restricted payments, liens, asset sales and transactions with affiliates. The Indenture will also require that the Company maintain a minimum cash balance of $30 million and limit cash expenditures on acquisitions and investments to $30 million, in each case, until the Company achieves positive consolidated EBITDA (as calculated in the Indenture) for two consecutive quarters, at which point such covenants will be suspended.
Amended and restated warrant agreement, Description		Amended and Restated Warrant AgreementAt the Closing, the Company, the Sponsors and Continental Stock Transfer & Trust Company, as warrant agent, will enter into an amended and restated warrant agreement (the “Amended and Restated Warrant Agreement”) to reflect the issuance of the Note Financing Warrants. In addition, the Amended and Restated Warrant Agreement also provides that 900,000 of the Sponsors’ 6,675,000 private placement warrants will be cancelled. Each Note Financing Warrant and each private placement warrant is exercisable for one share of Common Stock at an exercise price of $11.50 per share, and each public warrant is exercisable for one share of Common Stock at an exercise price of $8.21 per share.
Maximum [Member]
Subsequent Events (Details) [Line Items]
Equity valuation		$ 800,000,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Equity valuation		$ 525,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	15,994,982
Redeeming shareholders per share (in Dollars per share)	$ 10.2
Aggregate value	$ 163,148,816
Common stock outstanding (in Shares)	5,567,518
Shares sold (in Shares)	1,255,018
Founder shares (in Shares)	4,312,500
Held in trust account	$ 12,800,000